CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Summary of Cash and Cash Equivalents
The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2023	2022
US dollar	137,917	211,253
Singapore dollar	2,991	2,234
Chinese renminbi	585	2,484
Norwegian krone	2,487	12,589
Euro	701	2,791
Hongkong dollar	7	11
Bhutan ngultrum	41	-
Total cash and cash equivalents by currency	144,729	231,362

Restricted cash	9,538	11,494
Total restricted cash	9,538	11,494

Maximum Aggregate Draw Amount from Standby Letters of Credit	The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31,
	2023	2022
Draw Amount (In thousands of USD)	9,538	11,477
Range of expiration dates	July 2024 to August 2024	July 2023 to June 2025